CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (35,579)	$ 11,777	$ (65,290)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,951	3,082	5,427
Amortization of deferred gain on sale-leaseback		(625)	(755)
Net loss (gain) on divestitures	16,239	(4,546)	(5,548)
Net loss (gain) on disposal of assets	879	(492)	123
Gain on settlement of an investment interest			(481)
Impairment of long lived assets and long term investments	3,043	476
Stock-based compensation expense	2,982	3,029	7,602
Provision for (recovery of) doubtful accounts	(1,154)	2,212	5,513
Deferred income taxes	(2,211)	345	2,008
Changes in operating assets and liabilities, net of effect of iTV deconsolidation and IPTV divestiture
Accounts receivable	664	8,080	3,793
Inventories and deferred costs	(4,231)	94,916	103,574
Other assets	17,455	11,261	2,366
Accounts payable	9,506	(4,857)	(28,036)
Income taxes payable	6,393	3,102	(2,933)
Customer advances	9,749	1,488	(40,910)
Deferred revenue	(37,760)	(132,575)	(27,792)
Other liabilities	(15,544)	(38,390)	(50,843)
Net cash used in operating activities	(25,618)	(41,717)	(92,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(5,445)	(9,347)	(3,449)
Purchase of intangible assets	(54)
Proceeds from sale of building, net of tax payments			123,955
Deposit received on sale of building	0
Net proceeds from divestitures	220	215	3,381
Proceeds from settlement of an investment interest, net			481
Change in restricted cash	(1,129)	5,478	13,260
Purchase of investment interests	(15,602)	(1,181)	(2,702)
Contribution of equity investment through a shareholder loan		(7,119)
Purchase of short-term investments	(2,267)	(8,365)	(12,583)
Proceeds from sale of short-term investments	4,300	9,039	10,815
Cash decrease due to deconsolidation of a subsidiary	(6,841)
Payment on divestiture of IPTV business and investment in IPTV convertible bond	(56,010)
Other	80	519	335
Net cash provided by (used in) investing activities	(82,748)	(10,761)	133,493
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares, net of issuance cost			34,594
Issuance of ordinary shares upon ESPP purchases and option exercises		124
Repurchase of ordinary shares	(8,842)	(6,301)	(67)
Net cash provided by (used in) financing activities	(8,842)	(6,177)	34,527
Effect of exchange rate changes on cash and cash equivalents	(4,834)	8,774	9,826
Net increase (decrease) in cash and cash equivalents	(122,042)	(49,881)	85,664
Cash and cash equivalents at beginning of year	301,626	351,507	265,843
Cash and cash equivalents at end of year	179,584	301,626	351,507
Cash paid:
Interest	240	252	279
Income taxes	3,000	530	6,395
Non-cash operating activities Accounts receivable transferred to notes receivable			580
Non-cash investing activities
Issuance of ordinary shares for acquisition of iTV			9,841
Repurchase of ordinary shares from iTV shareholder	(5,278)
Net assets acquired, other than cash, from acquisition of iTV			17,380
Accrual related to purchase of property, plant and equipment	$ 1,911	$ (2,475)